DERIVATIVE FINANCIAL INSTRUMENTS (Details - Derivative liabilities) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Indexed Shares	1,590,762	78,743
Fair Values	$ 1,655,559	$ 39,543
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Indexed Shares		78,743
Fair Values		$ 39,543
Embedded Derivative Financial Instruments [Member] | Convertible Notes Payable [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Indexed Shares	490,573
Fair Values	$ 522,227
Embedded Derivative Financial Instruments [Member] | Convertible Preferred Stock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Indexed Shares	1,100,189
Fair Values	$ 1,133,332